                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-7193

                      (Investment Company Act File Number)

                          Federated Institutional Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 7/31/04

               Date of Reporting Period: Fiscal year ended 7/31/04

Item 1.        Reports to Stockholders

Federated
World-Class Investment Manager

Federated Government Ultrashort Duration Fund

A Portfolio of Federated Institutional Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2004

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended 7/31/2004		Period Ended 7/31/2003	[1]
Net Asset Value, Beginning of Period	$1.99		$1.99
Income From Investment Operations:
Net investment income	0.02		0.01
Net realized and unrealized loss on investments	(0.00	) [2]	(0.00	) [2]
TOTAL FROM INVESTMENT OPERATIONS	0.02		0.01
Less Distributions:
Distribution from net investment income	(0.02)		(0.01)
Net Asset Value, End of Period	$1.99		$1.99
Total Return [3]	0.78%		0.30%

Ratios to Average Net Assets:
Expenses	0.70%		0.70	% [4]
Net investment income	0.76%		0.86	% [4]
Expense waiver/reimbursement [5]	0.33%		0.31	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$10,241		$5,936
Portfolio turnover	86%		85	% [6]

1 Reflects operations for the period from March 6, 2003 (start of performance) to July 31, 2003.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2003.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur sales charges (loads) on purchase payments and ongoing costs, including management fees, distribution (12b-1) fees, shareholder services fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period ended July 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 2/1/2004	Ending Account Value 7/31/2004	Expenses Paid During Period [1]
Actual:
Class A	$1,000	$1,004.00	$3.49
Hypothetical (assuming a 5% return before expenses):
Class A	$1,000	$1,021.52	$3.52

1 Expenses are equal to the Federated Government Ultrashort Duration Fund's Class A annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Management's Discussion of Fund Performance

Federated Government Ultrashort Duration Fund invests in securities issued by the U.S. Treasury or U.S. government agencies, either directly or through repurchase agreements, and including government agency-sponsored mortgage-backed securities (MBS).

Over the reporting period, a significant position of the Fund's assets remained invested in short-term government money market securities, which includes both fixed- and floating-rate securities as well as repurchase agreements. This position, which amounted to 61% of Fund assets at the end of the reporting period, provided the liquidity base for the portfolio as well as helped to lower the price volatility of the portfolio. The remaining 39% of the fund's assets were comprised of MBS holdings. Purchases over the reporting period in this sector emphasized short duration 1 collateralized mortgage obligations (CMOs) and adjustable-rate mortgages. These securities provided responsiveness to rising interest rates while limiting price volatility because of lower durations. As of the end of the reporting period, approximately half of the fund's assets were in floating rate CMOs, direct agency floaters or adjustable-rate securities. The duration of the fund moved lower in June and July of 2004, to 0.28 years as of the end of the reporting period, as management chose to sell longer-dated, fixed securities due to their potential price volatility.

After holding steady at $1.99 since December 2000, the net asset value for the Federated Government Ultrashort Duration Fund dropped to $1.98 in early May 2004. This was a reflection of the significant shift in market sentiment that took place in mid-March 2004, as the sluggish job growth that had characterized the economic recovery up until that time finally began to show signs of life. Interest rates across the yield curve rose considerably over the remainder of the reporting period. As an example of market movements, the yield on the two-year Treasury note rose from 1.45% in mid-March to over 2.6% in early May. The market began to anticipate that the Federal Reserve Board (the "Fed") might need to tighten more aggressively than previously thought. The curve also flattened notably over the reporting period, with the spread between the two- year and ten-year Treasury slope falling from 267 basis points to 180 basis points, with about half of that flattening occurring from mid-March on. Rising interest rates and a flattening yield curve had a negative effect on MBS prices.

1 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

As subsequent economic data pointed to a strong but not torrid pace of growth, a more moderate pace of tightening appeared likely once more. Although the Fed did tighten monetary policy on June 30, the belief in a more measured tightening path led to a decline in interest rates farther out the yield curve in late June, and range-bound trading in July. There was a substantial decline in implied volatility, which had a positive influence on MBS prices. Also helping performance was a spread tightening for short duration MBS such as floaters and adjustable-rate MBS. Concern over rising interest rates led to strong demand from investors for these relatively short duration assets. In this environment, the net asset value was able to return to $1.99 in late July and ended the reporting period at that level. 2

2 Past performance is no guarantee of future results.

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Government Ultrashort Duration Fund (Class A Shares) (the "Fund") from July 10, 1997 (start of performance) 2 to July 31, 2004, compared to the Merrill Lynch 6-Month Treasury Bill Index (ML6MT). 3

Average Annual Total Return [4] for the Period Ended 7/31/2004
1 Year	(1.20)%
5 Years	2.39%
Start of Performance (7/10/1997)	3.03%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund's Class A Shares after deducting the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The ML6MT has been adjusted to reflect reinvestment of dividends on securities in the index. Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

2 The start of performance date of the Fund's Institutional Shares was July 10, 1997. Class A Shares were first offered on March 6, 2003. For the period prior to the commencement of operations of the Class A Shares, the performance information shown is for the Fund's Institutional Shares, adjusted to reflect the sales charges (for maximum offering price performance) and expenses of the Class A Shares.

3 The ML6MT is an unmanaged index tracking six-month U.S. government securities. The ML6MT is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. Investments cannot be made directly in an index.

4 Total returns quoted reflect all applicable sales charges.

Portfolio of Investments Summary Table

At July 31, 2004, the fund's portfolio composition was as follows:

Government Securities		Percentage of Total Investments [1]
U.S. Government Mortgage-Backed Securities [2]	39.2%
U.S. Government Agencies [2]	32.7%
Repurchase Agreements [3]	28.1%
TOTAL		100%

1 Percentages are based on total investments, which may differ from total net assets.

2 See the fund's prospectus for a more complete description of the principal types of securities in which the fund invests.

3 Repurchase agreements, as more fully described in the fund's prospectus, are transactions in which the fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price.

Portfolio of Investments

July 31, 2004

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--17.3%
		Federal Home Loan Mortgage Corp. ARM--2.8%
$5,865,827		2.881%, 6/1/2027	$6,014,724
4,145,023		3.002%, 9/1/2028	4,246,742
1,858,390		3.208%, 2/1/2029	1,903,400
3,852,399		3.379%, 1/1/2027	3,971,168
5,909,528		3.500%, 9/1/2025	6,087,110
2,875,643		3.598%, 7/1/2027	2,958,778
		TOTAL	25,181,922
		Federal National Mortgage Association ARM--14.5%
6,497,083		2.325%, 9/1/2027	6,625,531
9,187,022		2.375%, 6/1/2027	9,339,986
2,769,204		2.439%, 6/1/2032	2,827,412
17,081,285		2.632%, 6/1/2027	17,368,934
11,067,132		2.688%, 5/1/2040 - 8/1/2040	11,223,689
2,842,476		2.736%, 6/1/2033	2,892,703
2,009,137		2.829%, 7/1/2033	2,031,760
12,124,826		3.022%, 9/1/2024	12,670,322
15,311,214		3.052%, 8/1/2033	15,566,452
11,545,364		3.304%, 4/1/2024	11,897,035
1,884,249		3.336%, 5/1/2028	1,944,620
2,357,797		3.530%, 10/1/2028	2,449,727
4,880,735		3.651%, 4/1/2033	4,979,326
11,442,987		3.654%, 4/1/2034	11,679,856
6,364,323		3.806%, 5/1/2036	6,461,888
6,431,518		4.098%, 5/1/2036	6,559,763
1,728,605		5.000%, 8/1/2031	1,792,287
		TOTAL	128,311,291
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $153,628,941)	153,493,213
		COLLATERALIZED MORTGAGE OBLIGATIONS--21.1%
		Federal Home Loan Mortgage Corp. REMIC--11.3%
11,996,986		Series 2571-FB, 1.730%, 2/15/2018	12,009,463
7,977,651		Series 2643-OF, 1.730%, 7/15/2028	7,973,981
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Federal Home Loan Mortgage Corp. REMIC--continued
$3,462,510		Series 2543-EF, 1.730%, 12/15/2032	$3,457,455
7,069,115		Series 2145-F, 1.780%, 4/15/2029	7,066,288
7,795,404		Series 2534-MF, 1.780%, 9/15/2030	7,817,854
3,280,187		Series 2525-FA, 1.780%, 12/15/2031	3,273,988
7,629,216		Series 2516-GF, 1.830%, 7/15/2030	7,657,062
1,538,552		Series 2395-FT, 1.830%, 12/15/2031	1,537,706
1,352,214		Series 2396-FM, 1.830%, 12/15/2031	1,355,946
4,792,331		Series 2359-FA, 1.880%, 2/15/2029	4,811,021
6,785,427		Series 2554-FW, 1.880%, 11/15/2029	6,811,144
1,638,555		Series 2444-FT, 1.910%, 9/15/2029	1,648,550
2,045,427		Series 2478-YK, 1.930%, 2/15/2032	2,057,045
4,281,812		Series 2451-FB, 1.930%, 3/15/2032	4,297,397
397,695		Series 2452-FG, 1.930%, 3/15/2032	399,429
1,692,505		Series 2417-FX, 1.980%, 5/15/2029	1,701,933
3,319,201		Series 2396-FL, 1.980%, 12/15/2031	3,336,328
932,765		Series 2191-MF, 2.010%, 12/17/2027	938,007
1,305,456		Series 1640-FA, 2.238%, 12/15/2008	1,314,960
1,500,000		Series 1611-JA, 2.375%, 8/15/2023	1,522,050
1,535,401		Series 1146-E, 2.488%, 9/15/2021	1,545,166
2,500,000		Series 1587-FL, 2.678%, 10/15/2008	2,512,700
3,020,786		Series 2608-PA, 4.000%, 11/15/2012	3,039,152
2,577,438		Series 2517-OJ, 4.500%, 7/15/2012	2,604,398
572,646		Series 2481-M, 5.500%, 1/15/2015	577,783
3,909,485		Series 2636-VB, 5.500%, 2/15/2014	4,005,033
2,360,901		Series 2360-VA, 6.500%, 10/15/2010	2,417,043
2,246,089		Series 1465-G, 7.000%, 12/15/2007	2,277,040
		TOTAL	99,965,922
		Federal National Mortgage Association REMIC--9.3%
1,677,050		Series 2001-20-FE, 1.610%, 4/17/2031	1,672,706
7,151,309		Series 2003-15-FW, 1.800%, 12/25/2016	7,155,599
2,873,925		Series 2002-53-FP, 1.900%, 8/25/2030	2,879,616
4,260,544		Series 2002-74-FV, 1.900%, 11/25/2032	4,256,454
1,119,208		Series 2001-34-FL, 1.950%, 8/25/2031	1,128,871
1,518,530		Series 2001-68-FD, 1.950%, 12/25/2031	1,525,409
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Federal National Mortgage Association REMIC--continued
$3,152,805		Series 1998-22-FA, 1.810%, 4/18/2028	$3,158,164
4,366,541		Series 2001-46-F, 1.810%, 9/18/2031	4,369,117
3,651,975		Series 2002-58-LF, 1.850%, 1/25/2029	3,661,908
3,354,489		Series 2002-50-FH, 1.850%, 12/25/2029	3,360,863
7,758,693		Series 2002-82-FK, 1.900%, 10/25/2031	7,779,099
3,971,544		Series 2001-71-FS, 2.050%, 11/25/2031	3,990,527
23,154,224		Series 2002-52-FG, 1.950%, 9/25/2032	23,266,522
364,447		Series 2002-39-FB, 1.960%, 3/18/2032	366,113
611,622		Series 1993-220-FA, 2.069%, 11/25/2013	612,326
4,500,000		Series 2003-33-PB, 4.000%, 2/25/2022	4,527,135
4,200,000		Series 2002-86-DP, 5.500%, 1/25/2028	4,275,474
2,840,143		Series 2001-50-LD, 6.500%, 5/25/2030	2,896,946
1,594,369		Series 2002-22-PE, 6.500%, 11/25/2030	1,623,243
		TOTAL	82,506,092
		Government National Mortgage Association REMIC--0.5%
2,114,946		Series 2001-21-FB, 1.790%, 1/16/2027	2,120,952
971,125		Series 2002-51-FA, 1.820%, 5/20/2032	971,747
848,277		Series 1999-43-FA, 1.840%, 11/16/2029	850,881
914,816		Series 2000-12-FQ, 2.040%, 6/16/2029	917,744
		TOTAL	4,861,324
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $187,403,470)	187,333,338
		GOVERNMENT AGENCIES--32.6%
		Federal Home Loan Bank System Floating Rate Note--1.7%
15,000,000		1.415%, 9/20/2004	14,993,550
		Federal Home Loan Bank System--3.4%
6,000,000		1.400%, 4/1/2005	5,978,580
15,000,000		1.466%, 9/24/2004	15,000,750
5,000,000		4.125%, 11/15/2004	5,035,850
4,000,000		4.625%, 4/15/2005	4,071,520
		TOTAL	30,086,700
		Federal Home Loan Mortgage Corp. Discount Note--1.4% [1]
12,000,000		1.145%, 8/18/2004	11,992,920
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
		Federal Home Loan Mortgage Corp. Floating Rate Notes--3.8%
$14,000,000		1.135%, 11/7/2005	$14,004,760
20,000,000		1.365%, 9/9/2005	20,001,000
		TOTAL	34,005,760
		Federal Home Loan Mortgage Corp. Notes--5.1%
5,000,000		1.460%, 11/17/2004	4,998,050
7,000,000	[2]	1.875%, 1/15/2005	7,001,890
8,000,000	[2]	3.250%, 11/15/2004	8,037,520
25,000,000	[2]	4.500%, 8/15/2004	25,029,000
		TOTAL	45,066,460
		Federal National Mortgage Association Discount Note--4.7% [1]
42,000,000		1.120% - 1.210%, 10/1/2004 - 12/27/2004	41,882,680
		Federal National Mortgage Association Floating Rate Notes--9.0%
10,000,000		1.537%, 10/28/2004	10,000,600
5,000,000		1.140%, 2/17/2006	5,003,750
10,000,000		1.230%, 9/6/2005	10,002,000
25,000,000		1.310%, 9/9/2005	25,006,500
10,000,000		1.480%, 1/3/2005	10,002,200
20,000,000		1.489%, 3/23/2005	20,005,600
		TOTAL	80,020,650
		Federal National Mortgage Association Notes--3.5%
20,715,000		1.875%, 12/15/2004	20,727,015
6,500,000		3.500%, 9/15/2004	6,516,055
4,000,000	[2]	6.500%, 8/15/2004	4,007,520
		TOTAL	31,250,590
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $289,361,962)	289,299,310
		MORTGAGE-BACKED SECURITIES--0.7%
		Federal National Mortgage Association--0.7%
5,622,354		7.500%, 1/1/2032 - 9/1/2032 (IDENTIFIED COST $5,982,536)	6,012,497
Principal Amount			Value
		REPURCHASE AGREEMENTS--30.8%
$36,176,000		Interest in $1,725,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.340%, dated 7/30/2004 to be repurchased at $36,180,040 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2028, collateral market value $1,759,696,640	$36,176,000
10,000,000		Interest in $500,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.380%, dated 7/30/2004 to be repurchased at $10,001,150 on 8/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 5/15/2009, collateral market value $510,062,963 (held as collateral for securities lending)	10,000,000
15,000,000	[3]	Interest in $300,000,000 joint repurchase agreement with Credit Suisse First Boston Corp., 1.200%, dated 6/9/2004 to be repurchased at $15,030,000 on 8/9/2004, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2034, collateral market value $306,004,134	15,000,000
25,000,000	[3]	Interest in $450,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.100%, dated 5/4/2004 to be repurchased at $25,070,278 on 8/4/2004, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2034, collateral market value $462,154,867	25,000,000
14,592,000		Interest in $700,000,000 joint repurchase agreement with Goldman Sachs and Co., 1.380%, dated 7/30/2004 to be repurchased at $14,593,678 on 8/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 7/25/2034, collateral market value $719,384,595 (held as collateral for securities lending)	14,592,000
173,000,000		Interest in $1,100,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.380%, dated 7/30/2004 to be repurchased at $173,019,895 on 8/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 7/20/2034, collateral market value $1,124,469,096	173,000,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	273,768,000
		TOTAL INVESTMENTS--102.5% (IDENTIFIED COST $910,144,909) [4]	909,906,358
		OTHER ASSETS AND LIABILITIES - NET--(2.5)%	(22,149,692)
		TOTAL NET ASSETS--100%	$887,756,666

1 Discount rate at time of purchase.

2 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

3 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 The cost of investments for federal tax purposes amounts to $910,144,909.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2004

Assets:
Investments in securities	$636,138,358
Investments in repurchase agreements	273,768,000
Total investments in securities, at value, including $23,775,435 of securities loaned (identified cost $910,144,909)		$909,906,358
Cash		410
Income receivable		3,027,867
Receivable for shares sold		6,862,196
TOTAL ASSETS		919,796,831
Liabilities:
Payable for shares redeemed	6,715,318
Income distribution payable	671,569
Payable for collateral due to broker	24,592,000
Payable for distribution services fee (Note 5)	1,773
Payable for shareholder services fee (Note 5)	29,989
Accrued expenses	29,516
TOTAL LIABILITIES		32,040,165
Net assets for 447,184,347 shares outstanding		$887,756,666
Net Assets Consist of:
Paid-in capital		$892,033,048
Net unrealized depreciation of investments		(238,551)
Accumulated net realized loss on investments		(4,041,915)
Undistributed net investment income		4,084
TOTAL NET ASSETS		$887,756,666
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$556,072,470 ÷ 280,094,065 shares outstanding, no par value, unlimited shares authorized		$1.99
Institutional Service Shares:
$321,443,562 ÷ 161,931,435 shares outstanding, no par value, unlimited shares authorized		$1.99
Class A Shares:
Net asset value per share ($10,240,634 ÷ 5,158,847 shares outstanding), no par value, unlimited shares authorized		$1.99
Offering price per share (100/98.00 of $1.99) [1]		$2.03
Redemption proceeds per share		$1.99

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2004

Investment Income:
Interest (including income on securities loaned of $3,724)			$15,444,043
Expenses:
Investment adviser fee (Note 5)		$4,228,622
Administrative personnel and services fee (Note 5)		832,927
Custodian fees		59,305
Transfer and dividend disbursing agent fees and expenses (Note 5)		128,996
Directors'/Trustees' fees		18,581
Auditing fees		17,212
Legal fees		7,219
Portfolio accounting fees (Note 5)		149,718
Distribution services fee--Class A Shares (Note 5)		25,401
Shareholder services fee--Institutional Service Shares (Note 5)		921,401
Shareholder services fee--Class A Shares (Note 5)		25,401
Share registration costs		97,710
Printing and postage		37,905
Insurance premiums		13,003
Miscellaneous		21,681
TOTAL EXPENSES		6,585,082
Waivers (Note 5):
Waiver of investment adviser fee	$(2,820,382)
Waiver of administrative personnel and services fee	(29,972)
Waiver of transfer and dividend disbursing agent fees and expenses	(67,836)
Waiver of distribution services fee--Class A Shares	(5,080)
Waiver of shareholder services fee--Institutional Service Shares	(552,841)
TOTAL WAIVERS		(3,476,111)
Net expenses			3,108,971
Net investment income			12,335,072
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(1,456,578)
Net change in unrealized depreciation of investments			260,360
Net realized and unrealized loss on investments			(1,196,218)
Change in net assets resulting from operations			$11,138,854

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,335,072	$17,937,850
Net realized loss on investments	(1,456,578)	(824,106)
Net change in unrealized appreciation/depreciation of investments	260,360	(1,770,442)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,138,854	15,343,302
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(8,326,371)	(12,251,236)
Institutional Service Shares	(4,158,390)	(5,472,067)
Class A Shares	(78,829)	(11,256)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,563,590)	(17,734,559)
Share Transactions:
Proceeds from sale of shares	1,572,472,929	2,523,455,775
Net asset value of shares issued to shareholders in payment of distributions declared	4,205,131	7,214,305
Cost of shares redeemed	(1,673,459,164)	(2,593,535,976)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(96,781,104)	(62,865,896)
Change in net assets	(98,205,840)	(65,257,153)
Net Assets:
Beginning of period	985,962,506	1,051,219,659
End of period (including undistributed net investment income of $4,084 and $232,602, respectively)	$887,756,666	$985,962,506

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2004

1. ORGANIZATION

Federated Institutional Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of two diversified portfolios. The financial statements included herein are only those of the Federated Government Ultrashort Duration Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income.

The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

U.S. government securities and mortgage-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and service fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code"), and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is in cash or invested in a short-term securities, including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of July 31, 2004, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$23,775,435	$24,592,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity.

Year Ended July 31	2004		2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	647,872,506	$1,288,649,311	989,258,262	$1,968,623,942
Shares issued to shareholders in payment of distributions declared	1,571,767	3,125,352	2,811,450	5,594,785
Shares redeemed	(692,408,182)	(1,376,489,515)	(1,048,438,810)	(2,086,393,232)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(42,963,909)	$(84,714,852)	(56,369,098)	$(112,174,505)

Year Ended July 31	2004		2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	133,708,789	$266,024,876	275,561,188	$548,366,764
Shares issued to shareholders in payment of distributions declared	509,543	1,013,186	808,519	1,608,954
Shares redeemed	(142,578,371)	(283,436,070)	(254,577,208)	(506,608,644)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(8,360,039)	$(16,398,008)	21,792,499	$43,367,074

	Year Ended 7/31/2004		Period Ended 7/31/2003 [1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	8,953,467	$17,798,742	3,248,779	$6,465,069
Shares issued to shareholders in payment of distributions declared	33,494	66,593	5,310	10,566
Shares redeemed	(6,813,811)	(13,533,579)	(268,392)	(534,100)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,173,150	$4,331,756	2,985,697	$5,941,535
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(49,150,798)	$(96,781,104)	(31,590,902)	$(62,865,896)

1 For the period from March 6, 2003 (start of performance) to July 31, 2003.

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2004 and 2003 was as follows:

	2004	2003
Ordinary income [1]	$12,563,590	$17,734,559

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$675,653
Unrealized depreciation	$(238,551)
Capital loss carryforward	$3,434,470

At July 31, 2004, the cost of investments for federal tax purposes was $910,144,909. The net unrealized depreciation of investments for federal tax purposes was $238,551. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $771,594 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,010,145.

At July 31, 2004, the Fund had a capital loss carryforward of $3,434,470 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 1,347,337
2009	$ 413,894
2012	$1,673,239

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of July 31, 2004, for federal income tax purposes, post October losses of $607,445 were deferred to August 1, 2004.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company (FServ) provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended July 31, 2004, the fees paid to FAS and FServ were $607,576 and $195,379, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class	Percentage of Average Daily Net Assets of Class
Institutional Services Shares	0.25%
Class A	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2004, the Fund's Institutional Service Shares did not incur a distribution services fee.

Sales Charges

For the fiscal year ended July 31, 2004, FSC retained $4,385 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2004, the Fund's Institutional Shares did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, FServ, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $58,011, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $63,498, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

7. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended July 31, 2004, the Fund did not designate any long-term capital gains dividends.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INSTITUTIONAL TRUST AND SHAREHOLDERS OF FEDERATED GOVERNMENT ULTRASHORT DURATION FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Government Ultrashort Duration Fund (the "Fund"), (one of the portfolios constituting the Federated Institutional Trust), as of July 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Government Ultrashort Duration Fund, a portfolio of Federated Institutional Trust, as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with United States' generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 10, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises two portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: June 1994	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: July 1999	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: June 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: June 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: June 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: July 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: June 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: July 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: June 1994	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: September 1997	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: November 1998	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable, fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT Began serving: November 2002	Mark E. Durbiano is Vice President of the Trust. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: November 1998	Susan R. Hill has been the Fund's Portfolio Manager since July 1997. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to www.federatedinvestors.com; select "Products"; select the Fund; then use the link to "Prospectuses and Regulatory Reports" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated Government Ultrashort Duration Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420B409

28968 (9/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Government Ultrashort Duration Fund

A Portfolio of Federated Institutional Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2004

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES OF FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights-Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2004		2003		2002		2001	2000
Net Asset Value, Beginning of Period	$1.99		$1.99		$1.99		$1.98	$1.99
Income From Investment Operations:
Net investment income	0.02		0.03		0.05		0.12	0.12
Net realized and unrealized gain (loss) on investments	(0.00	) [1]	(0.00	) [1]	(0.00	) [1]	0.01	(0.01)
TOTAL FROM INVESTMENT OPERATIONS	0.02		0.03		0.05		0.13	0.11
Less Distributions:
Distributions from net investment income	(0.02)		(0.03)		(0.05)		(0.12)	(0.12)
Net Asset Value, End of Period	$1.99		$1.99		$1.99		$1.99	$1.98
Total Return [2]	1.24%		1.50%		2.69%		6.57%	5.58%

Ratios to Average Net Assets:
Expenses	0.25%		0.25%		0.25%		0.25%	0.25%
Net investment income	1.21%		1.53%		2.53%		5.88%	5.93%
Expense waiver/reimbursement [3]	0.28%		0.26%		0.29%		0.35%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$556,072		$641,571		$755,418		$157,938	$122,038
Portfolio turnover	86%		85%		73%		101%	132%

1 Represents less than $0.01.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2004		2003		2002		2001	2000	[1]
Net Asset Value, Beginning of Period	$1.99		$1.99		$1.99		$1.98	$1.98
Income From Investment Operations:
Net investment income	0.02		0.03		0.05		0.11	0.10
Net realized and unrealized gain (loss) on investments	(0.00	) [2]	(0.00	) [2]	(0.00	) [2]	0.01	(0.00)
TOTAL FROM INVESTMENT OPERATIONS	0.02		0.03		0.05		0.12	0.10
Less Distributions:
Distributions from net investment income	(0.02)		(0.03)		(0.05)		(0.11)	(0.10)
Net Asset Value, End of Period	$1.99		$1.99		$1.99		$1.99	$1.98
Total Return [3]	1.14%		1.40%		2.59%		6.46%	5.07%

Ratios to Average Net Assets:
Expenses	0.35%		0.35%		0.35%		0.35%	0.35	% [4]
Net investment income	1.11%		1.41%		2.40%		5.45%	6.06	% [4]
Expense waiver/reimbursement [5]	0.43%		0.41%		0.44%		0.50%	0.51	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$321,444		$338,455		$295,802		$46,710	$12,256
Portfolio turnover	86%		85%		73%		101%	132	% [6]

1 Reflects operations for the period from September 30, 1999 (start of performance) to July 31, 2000.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2000.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, shareholder services fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period ended July 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2004	Ending Account Value 7/31/2004	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,006.20	$1.25
Institutional Service Shares	$1,000	$1,005.70	$1.75
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.76	$1.26
Institutional Service Shares	$1,000	$1,023.26	$1.76

1 Expenses are equal to the Federated Government Ultrashort Duration Fund's Institutional Shares and Institutional Service Shares annualized expense ratios of 0.25% and 0.35%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Management's Discussion of Fund Performance

Federated Government Ultrashort Duration Fund invests in securities issued by the U.S. Treasury or U.S. government agencies, either directly or through repurchase agreements, and including government agency-sponsored mortgage-backed securities (MBS).

Over the reporting period, a significant position of the Fund's assets remained invested in short-term government money market securities, which includes both fixed- and floating-rate securities as well as repurchase agreements. This position, which amounted to 61% of Fund assets at the end of the reporting period, provided the liquidity base for the portfolio as well as helped to lower the price volatility of the portfolio. The remaining 39% of the fund's assets were comprised of MBS holdings. Purchases over the reporting period in this sector emphasized short duration 1 collateralized mortgage obligations (CMOs) and adjustable rate mortgages. These securities provided responsiveness to rising interest rates while limiting price volatility because of lower durations. As of the end of the reporting period, approximately half of the fund's assets were in floating rate CMOs, direct agency floaters or adjustable-rate securities. The duration of the fund moved lower in June and July of 2004, to 0.28 years as of the end of the reporting period, as management chose to sell longer-dated, fixed securities due to their potential price volatility.

After holding steady at $1.99 since December 2000, the net asset value for the Federated Government Ultrashort Duration Fund dropped to $1.98 in early May 2004. This was a reflection of the significant shift in market sentiment that took place in mid-March 2004, as the sluggish job growth that had characterized the economic recovery up until that time finally began to show signs of life. Interest rates across the yield curve rose considerably over the remainder of the reporting period. As an example of market movements, the yield on the two-year Treasury note rose from 1.45% in mid-March to over 2.6% in early May. The market began to anticipate that the Federal Reserve Board (the "Fed") might need to tighten more aggressively than previously thought. The curve also flattened notably over the reporting period, with the spread between the two-year and ten-year Treasury slope falling from 267 basis points to 180 basis points, with about half of that flattening occurring from mid-March on. Rising interest rates and a flattening yield curve had a negative effect on MBS prices.

1 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

As subsequent economic data pointed to a strong but not torrid pace of growth, a more moderate pace of tightening appeared likely once more. Although the Fed did tighten monetary policy on June 30, the belief in a more measured tightening path led to a decline in interest rates farther out the yield curve in late June, and range-bound trading in July. There was a substantial decline in implied volatility, which had a positive influence on MBS prices. Also helping performance was a spread tightening for short duration MBS such as floaters and adjustable rate MBS. Concern over rising interest rates led to strong demand from investors for these relatively short duration assets. In this environment, the net asset value was able to return to $1.99 in late July and ended the reporting period at that level.

The defensive strategy of the portfolio and concentration in floating and adjustable-rate securities allowed the portfolio to perform favorably relative to its benchmark, the Merrill Lynch 6-month Treasury Bill Index. 2 The Institutional Shares and Institutional Service Shares of the Fund had an annual total return as of July 31, 2004 of 1.24% and 1.14%, respectively, 3 compared to the benchmark at 1.12%. The incremental yield offered on the MBS holdings within the portfolio relative to the Treasury bill sector led to this outperformance.

2 The Merrill Lynch 6-Month Treasury Bill Index is an index tracking six-month U.S. government securities. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. The index is unmanaged, and unlike the Fund, is not affected by cashflows. Investments cannot be made directly in an index.

3 Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Government Ultrashort Duration Fund (Institutional Shares) (the "Fund") from July 10, 1997 (start of performance) to July 31, 2004, compared to the Merrill Lynch 6-Month Treasury Bill Index (ML6MT). 2

Average Annual Total Return for the Period Ended 7/31/2004
1 Year	1.24%
5 Years	3.49%
Start of Performance (7/10/1997)	4.04%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML6MT has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The ML6MT is an unmanaged index tracking six-month U.S. government securities. The ML6MT is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. Investments cannot be made directly in an index.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Government Ultrashort Duration Fund (Institutional Service Shares) (the "Fund") from September 30, 1999 (start of performance) to July 31, 2004, compared to the Merrill Lynch 6-Month Treasury Bill Index (ML6MT). 2

Average Annual Total Return for the Period Ended 7/31/2004
1 Year	1.14%
Start of Performance (9/30/1999)	3.42%

P ast performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML6MT has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The ML6MT is an unmanaged index tracking six-month U.S. government securities. The ML6MT is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. Investments cannot be made directly in an index.

Portfolio of Investments Summary Table

At July 31, 2004, the fund's portfolio composition was as follows:

Government Securities		Percentage of Total Investments [1]
U.S. Government Mortgage-Backed Securities [2]	39.2%
U.S. Government Agencies [2]	32.7%
Repurchase Agreements [3]	28.1%
TOTAL		100%

1 Percentages are based on total investments, which may differ from total net assets.

2 See the fund's prospectus for a more complete description of the principal types of securities in which the fund invests.

3 Repurchase Agreements, as more fully described in the fund's prospectus, are transactions in which the fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price.

Portfolio of Investments

July 31, 2004

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--17.3%
		Federal Home Loan Mortgage Corp. ARM--2.8%
$5,865,827		2.881%, 6/1/2027	$6,014,724
4,145,023		3.002%, 9/1/2028	4,246,742
1,858,390		3.208%, 2/1/2029	1,903,400
3,852,399		3.379%, 1/1/2027	3,971,168
5,909,528		3.500%, 9/1/2025	6,087,110
2,875,643		3.598%, 7/1/2027	2,958,778
		TOTAL	25,181,922
		Federal National Mortgage Association ARM--14.5%
6,497,083		2.325%, 9/1/2027	6,625,531
9,187,022		2.375%, 6/1/2027	9,339,986
2,769,204		2.439%, 6/1/2032	2,827,412
17,081,285		2.632%, 6/1/2027	17,368,934
11,067,132		2.688%, 5/1/2040 - 8/1/2040	11,223,689
2,842,476		2.736%, 6/1/2033	2,892,703
2,009,137		2.829%, 7/1/2033	2,031,760
12,124,826		3.022%, 9/1/2024	12,670,322
15,311,214		3.052%, 8/1/2033	15,566,452
11,545,364		3.304%, 4/1/2024	11,897,035
1,884,249		3.336%, 5/1/2028	1,944,620
2,357,797		3.530%, 10/1/2028	2,449,727
4,880,735		3.651%, 4/1/2033	4,979,326
11,442,987		3.654%, 4/1/2034	11,679,856
6,364,323		3.806%, 5/1/2036	6,461,888
6,431,518		4.098%, 5/1/2036	6,559,763
1,728,605		5.000%, 8/1/2031	1,792,287
		TOTAL	128,311,291
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $153,628,941)	153,493,213
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--21.1%
		Federal Home Loan Mortgage Corp. REMIC--11.3%
$11,996,986		Series 2571-FB, 1.730%, 2/15/2018	$12,009,463
7,977,651		Series 2643-OF, 1.730%, 7/15/2028	7,973,981
3,462,510		Series 2543-EF, 1.730%, 12/15/2032	3,457,455
7,069,115		Series 2145-F, 1.780%, 4/15/2029	7,066,288
7,795,404		Series 2534-MF, 1.780%, 9/15/2030	7,817,854
3,280,187		Series 2525-FA, 1.780%, 12/15/2031	3,273,988
7,629,216		Series 2516-GF, 1.830%, 7/15/2030	7,657,062
1,538,552		Series 2395-FT, 1.830%, 12/15/2031	1,537,706
1,352,214		Series 2396-FM, 1.830%, 12/15/2031	1,355,946
4,792,331		Series 2359-FA, 1.880%, 2/15/2029	4,811,021
6,785,427		Series 2554-FW, 1.880%, 11/15/2029	6,811,144
1,638,555		Series 2444-FT, 1.910%, 9/15/2029	1,648,550
2,045,427		Series 2478-YK, 1.930%, 2/15/2032	2,057,045
4,281,812		Series 2451-FB, 1.930%, 3/15/2032	4,297,397
397,695		Series 2452-FG, 1.930%, 3/15/2032	399,429
1,692,505		Series 2417-FX, 1.980%, 5/15/2029	1,701,933
3,319,201		Series 2396-FL, 1.980%, 12/15/2031	3,336,328
932,765		Series 2191-MF, 2.010%, 12/17/2027	938,007
1,305,456		Series 1640-FA, 2.238%, 12/15/2008	1,314,960
1,500,000		Series 1611-JA, 2.375%, 8/15/2023	1,522,050
1,535,401		Series 1146-E, 2.488%, 9/15/2021	1,545,166
2,500,000		Series 1587-FL, 2.678%, 10/15/2008	2,512,700
3,020,786		Series 2608-PA, 4.000%, 11/15/2012	3,039,152
2,577,438		Series 2517-OJ, 4.500%, 7/15/2012	2,604,398
572,646		Series 2481-M, 5.500%, 1/15/2015	577,783
3,909,485		Series 2636-VB, 5.500%, 2/15/2014	4,005,033
2,360,901		Series 2360-VA, 6.500%, 10/15/2010	2,417,043
2,246,089		Series 1465-G, 7.000%, 12/15/2007	2,277,040
		TOTAL	99,965,922
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Federal National Mortgage Association REMIC--9.3%
$1,677,050		Series 2001-20-FE, 1.610%, 4/17/2031	$1,672,706
7,151,309		Series 2003-15-FW, 1.800%, 12/25/2016	7,155,599
2,873,925		Series 2002-53-FP, 1.900%, 8/25/2030	2,879,616
4,260,544		Series 2002-74-FV, 1.900%, 11/25/2032	4,256,454
1,119,208		Series 2001-34-FL, 1.950%, 8/25/2031	1,128,871
1,518,530		Series 2001-68-FD, 1.950%, 12/25/2031	1,525,409
3,152,805		Series 1998-22-FA, 1.810%, 4/18/2028	3,158,164
4,366,541		Series 2001-46-F, 1.810%, 9/18/2031	4,369,117
3,651,975		Series 2002-58-LF, 1.850%, 1/25/2029	3,661,908
3,354,489		Series 2002-50-FH, 1.850%, 12/25/2029	3,360,863
7,758,693		Series 2002-82-FK, 1.900%, 10/25/2031	7,779,099
3,971,544		Series 2001-71-FS, 2.050%, 11/25/2031	3,990,527
23,154,224		Series 2002-52-FG, 1.950%, 9/25/2032	23,266,522
364,447		Series 2002-39-FB, 1.960%, 3/18/2032	366,113
611,622		Series 1993-220-FA, 2.069%, 11/25/2013	612,326
4,500,000		Series 2003-33-PB, 4.000%, 2/25/2022	4,527,135
4,200,000		Series 2002-86-DP, 5.500%, 1/25/2028	4,275,474
2,840,143		Series 2001-50-LD, 6.500%, 5/25/2030	2,896,946
1,594,369		Series 2002-22-PE, 6.500%, 11/25/2030	1,623,243
		TOTAL	82,506,092
		Government National Mortgage Association REMIC--0.5%
2,114,946		Series 2001-21-FB, 1.790%, 1/16/2027	2,120,952
971,125		Series 2002-51-FA, 1.820%, 5/20/2032	971,747
848,277		Series 1999-43-FA, 1.840%, 11/16/2029	850,881
914,816		Series 2000-12-FQ, 2.040%, 6/16/2029	917,744
		TOTAL	4,861,324
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $187,403,470)	187,333,338
Principal Amount			Value
		GOVERNMENT AGENCIES--32.6%
		Federal Home Loan Bank System Floating Rate Note--1.7%
$15,000,000		1.415%, 9/20/2004	$14,993,550
		Federal Home Loan Bank System--3.4%
6,000,000		1.400%, 4/1/2005	5,978,580
15,000,000		1.466%, 9/24/2004	15,000,750
5,000,000		4.125%, 11/15/2004	5,035,850
4,000,000		4.625%, 4/15/2005	4,071,520
		TOTAL	30,086,700
		Federal Home Loan Mortgage Corp. Discount Note--1.4% [1]
12,000,000		1.145%, 8/18/2004	11,992,920
		Federal Home Loan Mortgage Corp. Floating Rate Notes--3.8%
14,000,000		1.135%, 11/7/2005	14,004,760
20,000,000		1.365%, 9/9/2005	20,001,000
		TOTAL	34,005,760
		Federal Home Loan Mortgage Corp. Notes--5.1%
5,000,000		1.460%, 11/17/2004	4,998,050
7,000,000	[2]	1.875%, 1/15/2005	7,001,890
8,000,000	[2]	3.250%, 11/15/2004	8,037,520
25,000,000	[2]	4.500%, 8/15/2004	25,029,000
		TOTAL	45,066,460
		Federal National Mortgage Association Discount Note--4.7% [1]
42,000,000		1.120% - 1.210%, 10/1/2004 - 12/27/2004	41,882,680
		Federal National Mortgage Association Floating Rate Notes--9.0%
10,000,000		1.537%, 10/28/2004	10,000,600
5,000,000		1.140%, 2/17/2006	5,003,750
10,000,000		1.230%, 9/6/2005	10,002,000
25,000,000		1.310%, 9/9/2005	25,006,500
10,000,000		1.480%, 1/3/2005	10,002,200
20,000,000		1.489%, 3/23/2005	20,005,600
		TOTAL	80,020,650
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
		Federal National Mortgage Association Notes--3.5%
$20,715,000		1.875%, 12/15/2004	$20,727,015
6,500,000		3.500%, 9/15/2004	6,516,055
4,000,000	[2]	6.500%, 8/15/2004	4,007,520
		TOTAL	31,250,590
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $289,361,962)	289,299,310
		MORTGAGE-BACKED SECURITIES--0.7%
		Federal National Mortgage Association--0.7%
5,622,354		7.500%, 1/1/2032 - 9/1/2032 (IDENTIFIED COST $5,982,536)	6,012,497
		REPURCHASE AGREEMENTS--30.8%
36,176,000		Interest in $1,725,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.340%, dated 7/30/2004 to be repurchased at $36,180,040 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2028, collateral market value $1,759,696,640	36,176,000
10,000,000		Interest in $500,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.380%, dated 7/30/2004 to be repurchased at $10,001,150 on 8/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 5/15/2009, collateral market value $510,062,963 (held as collateral for securities lending)	10,000,000
15,000,000	[3]	Interest in $300,000,000 joint repurchase agreement with Credit Suisse First Boston Corp., 1.200%, dated 6/9/2004 to be repurchased at $15,030,000 on 8/9/2004, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2034, collateral market value $306,004,134	15,000,000
25,000,000	[3]	Interest in $450,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.100%, dated 5/4/2004 to be repurchased at $25,070,278 on 8/4/2004, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2034, collateral market value $462,154,867	25,000,000
14,592,000		Interest in $700,000,000 joint repurchase agreement with Goldman Sachs and Co., 1.380% dated 7/30/2004 to be repurchased at $14,593,678 on 8/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 7/20/2034, collateral market value $719,384,595 (held as collateral for securities lending)	14,592,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$173,000,000		Interest in $1,100,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.380%, dated 7/30/2004 to be repurchased at $173,019,895 on 8/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 7/20/2034, collateral market value $1,124,469,096	$173,000,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	273,768,000
		TOTAL INVESTMENTS--102.5% (IDENTIFIED COST $910,144,909) [4]	909,906,358
		OTHER ASSETS AND LIABILITIES - NET--(2.5)%	(22,149,692)
		TOTAL NET ASSETS--100%	$887,756,666

1 Discount rate at time of purchase.

2 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

3 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 The cost of investments for federal tax purposes amounts to $910,144,909.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2004

Assets:
Investments in securities	$636,138,358
Investments in repurchase agreements	273,768,000
Total investments in securities, at value, including $23,775,435 of securities loaned (identified cost $910,144,909)		$909,906,358
Cash		410
Income receivable		3,027,867
Receivable for shares sold		6,862,196
TOTAL ASSETS		919,796,831
Liabilities:
Payable for shares redeemed	6,715,318
Income distribution payable	671,569
Payable for collateral due to broker	24,592,000
Payable for distribution services fee (Note 5)	1,773
Payable for shareholder services fee (Note 5)	29,989
Accrued expenses	29,516
TOTAL LIABILITIES		32,040,165
Net assets for 447,184,347 shares outstanding		$887,756,666
Net Assets Consist of:
Paid-in capital		$892,033,048
Net unrealized depreciation of investments		(238,551)
Accumulated net realized loss on investments		(4,041,915)
Undistributed net investment income		4,084
TOTAL NET ASSETS		$887,756,666
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$556,072,470 ÷ 280,094,065 shares outstanding, no par value, unlimited shares authorized		$1.99
Institutional Service Shares:
$321,443,562 ÷ 161,931,435 shares outstanding, no par value, unlimited shares authorized		$1.99
Class A Shares:
Net asset value per share ($10,240,634 ÷ 5,158,847 shares outstanding), no par value, unlimited shares authorized		$1.99
Offering price per share (100/98.00 of $1.99) [1]		$2.03
Redemption proceeds per share		$1.99

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2004

Investment Income:
Interest (including income on securities loaned of $3,724)			$15,444,043
Expenses:
Investment adviser fee (Note 5)		$4,228,622
Administrative personnel and services fee (Note 5)		832,927
Custodian fees		59,305
Transfer and dividend disbursing agent fees and expenses (Note 5)		128,996
Directors'/Trustees' fees		18,581
Auditing fees		17,212
Legal fees		7,219
Portfolio accounting fees (Note 5)		149,718
Distribution services fee-Class A Shares (Note 5)		25,401
Shareholder services fee-Institutional Service Shares (Note 5)		921,401
Shareholder services fee-Class A Shares (Note 5)		25,401
Share registration costs		97,710
Printing and postage		37,905
Insurance premiums		13,003
Miscellaneous		21,681
TOTAL EXPENSES		6,585,082
Waivers (Note 5):
Waiver of investment adviser fee	$(2,820,382)
Waiver of administrative personnel and services fee	(29,972)
Waiver of transfer and dividend disbursing agent fees and expenses	(67,836)
Waiver of distribution services fee--Class A Shares	(5,080)
Waiver of shareholder services fee--Institutional Service Shares	(552,841)
TOTAL WAIVERS		(3,476,111)
Net expenses			3,108,971
Net investment income			12,335,072
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(1,456,578)
Net change in unrealized depreciation of investments			260,360
Net realized and unrealized loss on investments			(1,196,218)
Change in net assets resulting from operations			$11,138,854

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,335,072	$17,937,850
Net realized loss on investments	(1,456,578)	(824,106)
Net change in unrealized appreciation/depreciation of investments	260,360	(1,770,442)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,138,854	15,343,302
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(8,326,371)	(12,251,236)
Institutional Service Shares	(4,158,390)	(5,472,067)
Class A Shares	(78,829)	(11,256)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,563,590)	(17,734,559)
Share Transactions:
Proceeds from sale of shares	1,572,472,929	2,523,455,775
Net asset value of shares issued to shareholders in payment of distributions declared	4,205,131	7,214,305
Cost of shares redeemed	(1,673,459,164)	(2,593,535,976)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(96,781,104)	(62,865,896)
Change in net assets	(98,205,840)	(65,257,153)
Net Assets:
Beginning of period	985,962,506	1,051,219,659
End of period (including undistributed net investment income of $4,084 and $232,602, respectively)	$887,756,666	$985,962,506

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2004

1. ORGANIZATION

Federated Institutional Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of two diversified portfolios. The financial statements included herein are only those of the Federated Government Ultrashort Duration Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income.

The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

U.S. government securities and mortgage-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and service fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code"), and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is in cash or invested in a short-term securities, including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of July 31, 2004, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$23,775,435	$24,592,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended July 31	2004		2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	647,872,506	$1,288,649,311	989,258,262	$1,968,623,942
Shares issued to shareholders in payment of distributions declared	1,571,767	3,125,352	2,811,450	5,594,785
Shares redeemed	(692,408,182)	(1,376,489,515)	(1,048,438,810)	(2,086,393,232)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(42,963,909)	$(84,714,852)	(56,369,098)	$(112,174,505)

Year Ended July 31	2004		2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	133,708,789	$266,024,876	275,561,188	$548,366,764
Shares issued to shareholders in payment of distributions declared	509,543	1,013,186	808,519	1,608,954
Shares redeemed	(142,578,371)	(283,436,070)	(254,577,208)	(506,608,644)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(8,360,039)	$(16,398,008)	21,792,499	$43,367,074

	Year Ended 7/31/2004		Period Ended 7/31/2003 [1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	8,953,467	$17,798,742	3,248,779	$6,465,069
Shares issued to shareholders in payment of distributions declared	33,494	66,593	5,310	10,566
Shares redeemed	(6,813,811)	(13,533,579)	(268,392)	(534,100)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,173,150	$4,331,756	2,985,697	$5,941,535
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(49,150,798)	$(96,781,104)	(31,590,902)	$(62,865,896)

1 For the period from March 6, 2003 (start of performance) to July 31, 2003.

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2004 and 2003 was as follows:

	2004	2003
Ordinary income [1]	$12,563,590	$17,734,559

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$675,653
Unrealized depreciation	$(238,551)
Capital loss carryforward	$3,434,470

At July 31, 2004, the cost of investments for federal tax purposes was $910,144,909. The net unrealized depreciation of investments for federal tax purposes was $238,551. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $771,594 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,010,145.

At July 31, 2004, the Fund had a capital loss carryforward of $3,434,470 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 1,347,337
2009	$ 413,894
2012	$1,673,239

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of July 31, 2004, for federal income tax purposes, post October losses of $607,445 were deferred to August 1, 2004.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company (FServ) provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended July 31, 2004, the fees paid to FAS and FServ were $607,576 and $195,379, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class	Percentage of Average Daily Net Assets of Class
Institutional Services Shares	0.25%
Class A	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2004, the Fund's Institutional Service Shares did not incur a distribution services fee.

Sales Charges

For the fiscal year ended July 31, 2004, FSC retained $4,385 in sales charges from the sale of Class A Shares. See "What do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2004, the Fund's Institutional Shares did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, FServ, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $58,011, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $63,498, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

7. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended July 31, 2004, the Fund did not designate any long-term capital gains dividends.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INSTITUTIONAL TRUST AND
SHAREHOLDERS OF FEDERATED GOVERNMENT ULTRASHORT DURATION FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Government Ultrashort Duration Fund (the "Fund"), (one of the portfolios constituting the Federated Institutional Trust), as of July 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Government Ultrashort Duration Fund, a portfolio of Federated Institutional Trust, as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with United States' generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 10, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises two portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: June 1994	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: July 1999	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: June 1994	Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: June 1994	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: June 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: July 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: June 1994	Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: July 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: June 1994	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: September 1997	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT Began serving: November 2002	Mark E. Durbiano is Vice President of the Trust. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: November 1998	Susan R. Hill has been the Fund's Portfolio Manager since July 1997. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated Government Ultrashort Duration Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420B102
Cusip 31420B201

G00352-03 (9/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Item 2.        Code of Ethics

(a) As of the end of the  period  covered by this  report,  the  registrant  has adopted a code of ethics (the "Section 406 Standards for Investment  Companies -
Ethical Standards for Principal Executive and Financial  Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the  registrant's  Principal  Financial  Officer  also  serves as the  Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby  undertakes to provide any person,  without charge, upon  request,  a copy of the code of  ethics.  To request a copy of the code of ethics,  contact the  registrant  at  1-800-341-7400,  and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

Item 3.        Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.        Principal Accountant Fees and Services

(a)  Audit Fees billed to the registrant for the two most recent fiscal years:
                      Fiscal year ended 2004 - $34,468
                      Fiscal year ended 2003 - $33,500

(b)  Audit-Related Fees billed to the registrant for the two most recent fiscal years:
                      Fiscal year ended 2004 - $0
                      Fiscal year ended 2003 - $0
        Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
        respectively.

(c)  Tax Fees billed to the registrant for the two most recent fiscal years:
                      Fiscal year ended 2004 - $0
                      Fiscal year ended 2003 - $0
        Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and
        $0 respectively.

(d)  All Other Fees billed to the registrant for the two most recent fiscal years:
                      Fiscal year ended 2004 - $0
                      Fiscal year ended 2003 - $0
        Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
        respectively.

(e)(1)         Audit Committee Policies regarding Pre-approval of Services.

     The Audit Committee is required to pre-approve audit and non-audit services performed by the  independent  auditor in order to assure that the  provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval,  it will require specific pre-approval by the Audit Committee. Any proposed services exceeding  pre-approved  cost levels will require  specific  pre-approval by the
Audit Committee.

     Certain services have the general pre-approval of the Audit Committee.  The term of the general  pre-approval  is 12 months  from the date of  pre-approval, unless the Audit Committee  specifically  provides for a different  period.  The
Audit  Committee  will annually  review the services that may be provided by the independent  auditor  without  obtaining  specific  pre-approval  from the Audit
Committee  and may  grant  general  pre-approval  for such  services.  The Audit
Committee  will revise the list of general  pre-approved  services  from time to time, based on subsequent determinations.  The Audit Committee will not delegate its  responsibilities  to  pre-approve  services  performed  by the  independent auditor to management.

     The Audit Committee has delegated  pre-approval  authority to its Chairman.
The Chairman will report any  pre-approval  decisions to the Audit  Committee at its next scheduled  meeting.  The Committee  will designate  another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

     The annual Audit services  engagement terms and fees will be subject to the specific  pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

     In addition to the annual Audit services engagement  specifically  approved by the Audit Committee,  the Audit Committee may grant general  pre-approval for other Audit Services, which are those services that only the independent auditor reasonably  can provide.  The Audit  Committee  has  pre-approved  certain Audit services,  all other Audit  services must be  specifically  pre-approved  by the
Audit Committee.

AUDIT-RELATED SERVICES

     Audit-related   services  are  assurance  and  related  services  that  are reasonably  related to the  performance  of the audit or review of the Company's financial  statements  or that are  traditionally  performed by the  independent auditor.  The Audit  Committee  believes  that the  provision  of  Audit-related services does not impair the  independence of the auditor,  and has pre-approved certain  Audit-related  services,  all  other  Audit-related  services  must  be specifically pre-approved by the Audit Committee.

TAX SERVICES

     The Audit Committee  believes that the independent  auditor can provide Tax services to the Company  such as tax  compliance,  tax  planning  and tax advice without impairing the auditor's independence.  However, the Audit Committee will not  permit the  retention  of the  independent  auditor  in  connection  with a transaction  initially  recommended by the independent  auditor,  the purpose of which may be tax  avoidance  and the tax treatment of which may not be supported in the Internal  Revenue Code and related  regulations.  The Audit Committee has pre-approved certain Tax services,  all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

     With  respect to the  provision  of services  other than  audit,  review or attest services the pre-approval requirement is waived if:

(1)  The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues  paid by the  registrant,  the registrant's adviser (not including any sub-adviser whose role is primarily portfolio  management  and is  subcontracted  with or  overseen  by another investment  adviser),  and any entity controlling,  controlled by, or under common control with the investment  adviser that provides  ongoing services to the  registrant  to its  accountant  during the fiscal year in which the services are provided;

(2)  Such  services  were not  recognized by the  registrant,  the  registrant's adviser (not including any  sub-adviser  whose role is primarily  portfolio management  and is  subcontracted  with or overseen  by another  investment adviser),  and any  entity  controlling,  controlled  by,  or under  common control with the investment  adviser that provides  ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)  Such services are promptly  brought to the attention of the Audit Committee of the  issuer and  approved  prior to the  completion  of the audit by the
     Audit  Committee or by one or more members of the Audit  Committee  who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

     The Audit  Committee may grant general  pre-approval  to those  permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

     The SEC's rules and relevant  guidance should be consulted to determine the precise  definitions of prohibited  non-audit  services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

     Pre-approval  fee levels for all services to be provided by the independent auditor  will be  established  annually  by the Audit  Committee.  Any  proposed services exceeding these levels will require specific  pre-approval by the Audit
Committee.

PROCEDURES

     Requests or applications to provide services that require specific approval by the Audit  Committee  will be  submitted  to the Audit  Committee by both the independent  auditor  and  the  Principal  Accounting  Officer  and/or  Internal
Auditor,  and must include a joint  statement as to whether,  in their view, the
request  or  application   is  consistent   with  the  SEC's  rules  on  auditor
independence.

     (e)(2)  Percentage  of services  identified in items 4(b) through 4(d) that
were  approved  by  the  registrants  audit  committee   pursuant  to  paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

               4(b)
                      Fiscal year ended 2004 - 0%
                      Fiscal year ended 2003 - 0%

               Percentage  of services  provided to the  registrants  investment adviser  and any  entity  controlling,  controlled  by,  or under common control with the investment  adviser that provides ongoing services to the registrant  that were approved by the registrants audit committee  pursuant to paragraph  (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

               4(c)
                      Fiscal year ended 2004 - 0%
                      Fiscal year ended 2003 - 0%

               Percentage  of services  provided to the  registrants  investment adviser  and any  entity  controlling,  controlled  by,  or under common control with the investment  adviser that provides ongoing services to the registrant  that were approved by the registrants audit committee  pursuant to paragraph  (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

               4(d)
                      Fiscal year ended 2004 - 0%
                      Fiscal year ended 2003 - 0%

               Percentage  of services  provided to the  registrants  investment adviser  and any  entity  controlling,  controlled  by,  or under common control with the investment  adviser that provides ongoing services to the registrant  that were approved by the registrants audit committee  pursuant to paragraph  (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)  NA

(g)  Non-Audit  Fees  billed  to the  registrant,  the  registrant's  investment adviser,  and certain entities  controlling,  controlled by or under common control with the investment adviser:

                      Fiscal year ended 2004 - $239,952
                      Fiscal year ended 2003 - $200,614

(h)  The  registrant's  Audit  Committee  has  considered  that the provision of non-audit  services  that were  rendered to the  registrant's  adviser (not including any sub-adviser whose role is primarily portfolio  management and is subcontracted with or overseen by another investment  adviser),  and any entity  controlling,  controlled  by,  or  under  common  control  with the investment  adviser that provides  ongoing  services to the registrant that were not  pre-approved  pursuant to  paragraph  (c)(7)(ii)  of Rule 2-01 of
     Regulation S-X is compatible with  maintaining  the principal  accountant's independence.

Item 5 Audit Committee of Listed Registrants

               Not Applicable

Item 6         Schedule of Investments

               Not Applicable

Item 7.        Disclosure of Proxy Voting Policies and Procedures for
               Closed-End Management Investment Companies

               Not Applicable

Item 8.        Purchases of Equity Securities by Closed-End Management
               Investment Company and Affiliated Purchasers

               Not Applicable

Item 9.        Submission of Matters to a Vote of Security Holders

               Not Applicable

Item 10.       Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal half year (the  registrant's  second fiscal half year in the case of an annual report) that have materially  affected,  or are reasonably likely to materially  affect,  the  registrant's  internal  control over financial reporting.

Item 11.       Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant     Federated Institutional Trust

By             /S/ Richard J. Thomas, Principal Financial Officer
Date           September 23, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By             /S/ J. Christopher Donahue, Principal Executive Officer
Date           September 23, 2004

By             /S/ Richard J. Thomas, Principal Financial Officer
Date           September 23, 2004